                                  THE UBS FUNDS

   Supplement to Prospectus dated September 30, 2002 (as revised May 7, 2003)

                                                                    July 1, 2003

Dear Investor,

The following  text replaces the footnote  ***/**** (as  applicable)  to the Net
Expenses line item in the "Expenses and Fee Tables"  section,  under the heading
"Annual Fund Operating Expenses," on the pages and for the Funds noted below:

          Page 8            - UBS U.S. Bond Fund
          Page 13           - UBS High Yield Fund
          Page 19           - UBS U.S. Balanced Fund
          Page 28           - UBS U.S. Value Equity Fund
          Page 33           - UBS U.S. Large Cap Growth Fund
          Page 37           - UBS U.S. Small Cap Equity Fund
          Page 42           - UBS U.S. Small Cap Growth Fund
          Page 47           - UBS U.S. Real Estate Equity Fund
          Page 53           - UBS Global Allocation Fund
          Page 58           - UBS Global Equity Fund
          Page 64           - UBS Global Bond Fund

          The Trust, with respect to the Fund, and the Advisor have entered into a written agreement  pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse  expenses to the extent that the  Fund's  expenses,  for the  fiscal  year  ending  June 30,  2004, otherwise  would  exceed the "Net  Expenses"  rates shown in the table above for each of the Class A, Class B, Class C and Class Y shares, as applicable. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period  of  three  years  following  such fee  waivers  and  expense reimbursements,  to the extent that such  reimbursement of the Advisor by the Fund will not cause the Fund to exceed any  applicable  expense limit that is in place for the Fund.

          Page 24  - UBS U.S. Equity Fund

          The Trust, with respect to the Fund, and the Advisor have entered into a written agreement  pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse  expenses to the extent that the  Fund's  expenses,  for the  fiscal  year  ending  June 30,  2004, otherwise  would  exceed  1.30% for Class A shares,  2.05% for Class B shares,  2.05%  for  Class C  shares,  and  1.05%  for Class Y shares.
          Pursuant  to the  written  agreement,  the  Advisor is  entitled to be reimbursed  for any fees it waives and  expenses it  reimburses  for a
          period  of  three  years   following  such  fee  waivers  and  expense
          reimbursements,  to the extent that such  reimbursement of the Advisor by the Fund will not cause the Fund to exceed any  applicable  expense limit that is in place for the Fund.

With regard to UBS High Yield Fund, the chart  captioned  "Annual Fund Operating
Expenses  (expenses  that are  deducted  from  Fund  assets)"  on page 13 of the
Prospectus is deleted and replaced in its entirety with the text shown below:

                                                Class A   Class B   Class C   Class Y
                                                -------   -------   -------   -------
Management Fees ..............................   0.60%     0.60%     0.60%     0.60%
Distribution and/or Service (12b-1) Fees .....   0.25%     1.00%     0.75%      None
Other Expenses** .............................   0.49%     0.53%     0.52%     0.50%
                                                 -----     -----     -----     -----
Total Annual Fund Operating Expenses .........   1.34%     2.13%     1.87%     1.10%
                                                 =====     =====     =====     =====
Management Fee Waiver/Expense Reimbursements .   0.14%     0.18%     0.17%     0.15%
                                                 -----     -----     -----     -----
Net Expenses*** ..............................   1.20%     1.95%     1.70%     0.95%
                                                 =====     =====     =====     =====

With regard to UBS U.S. Equity Fund, the chart captioned  "Annual Fund Operating
Expenses  (expenses  that are  deducted  from  Fund  assets)"  on page 24 of the
Prospectus is deleted and replaced in its entirety with the text shown below:

                                                Class A   Class B   Class C   Class Y
                                                -------   -------   -------   -------
Management Fees ..............................   0.70%     0.70%     0.70%     0.70%
Distribution and/or Service (12b-1) Fees .....   0.25%     1.00%     1.00%      None
Other Expenses** .............................   0.32%     0.37%     0.35%     0.31%
                                                 -----     -----     -----     -----
Total Annual Fund Operating Expenses .........   1.27%     2.07%     2.05%     1.01%
                                                 =====     =====     =====     =====
Management Fee Waiver/Expense Reimbursements .  -----%     0.02%    -----%    -----%
                                                ------     -----    ------    ------
Net Expenses*** ..............................   1.27%     2.05%     2.05%     1.01%
                                                 =====     =====     =====     =====

With  regard to UBS  Global  Equity  Fund,  the  chart  captioned  "Annual  Fund
Operating  Expenses (expenses that are deducted from Fund assets)" on page 58 of the  Prospectus  is deleted  and  replaced in its  entirety  with the text shown below:

                                                Class A   Class B   Class C   Class Y
                                                -------   -------   -------   -------
Management Fees ..............................   0.75%     0.75%     0.75%     0.75%
Distribution and/or Service (12b-1) Fees .....   0.25%     1.00%     1.00%      None
Other Expenses** .............................   0.50%     0.53%     0.51%     0.47%
                                                 -----     -----     -----     -----
Total Annual Fund Operating Expenses .........   1.50%     2.28%     2.26%     1.22%
                                                 =====     =====     =====     =====
Management Fee Waiver/Expense Reimbursements .   0.25%     0.28%     0.26%     0.22%
                                                 -----     -----     -----     -----
Net Expenses*** ..............................   1.25%     2.00%     2.00%     1.00%
                                                 =====     =====     =====     =====

                                       2

The text in the section under the heading  "Advisory Fees" on pages 80-81 of the
Prospectus is deleted and replaced in its entirety with the text shown below:

Advisory Fees
-------------

The investment  advisory fees  (expressed as a percentage of average net assets)
payable to the Advisor,  before fee waivers  and/or expense  reimbursements,  if applicable, by each Fund are presented in the tables below.

The Advisor has contractually  agreed to waive its fees and/or reimburse certain expenses  so that the total  operating  expenses  (excluding  12b-1 fees) of the
Funds do not exceed the amounts  listed in the table below under "Total  Expense
Limit." The contractual fee waiver and/or expense  reimbursement  agreement will remain in place for the Funds' fiscal year ending June 30, 2004. Thereafter, the expense  limit for each of the  applicable  Funds will be reviewed each year, at which  time the  continuation  of the  expense  limit will be  discussed  by the
Advisor and the Board of Trustees.  The  contractual  fee waiver  agreement also provides that the Advisor is entitled to  reimbursement of fees it waived and/or expenses it reimbursed  for a period of three years  following  such fee waivers and expense  reimbursements,  provided that the  reimbursement  by a Fund of the
Advisor  will  not  cause  the  total  operating  expense  ratio to  exceed  the contractual limit as then may be in effect for that Fund.

                                                 Total
                                                 Expense        Advisory
                                                 Limit          Fee
                                                 -----------    ------------
                                                 -----------    ------------
UBS U.S. Value Equity Fund                       0.85%          0.70%
UBS U.S. Small Cap Equity Fund                   1.15           1.00
UBS U.S. Real Estate Equity Fund                 1.05           0.90
UBS Global Allocation Fund                       1.10           0.80
UBS Global Equity Fund                           1.00           0.75
UBS Global Bond Fund                             0.90           0.75
UBS U.S. Balanced Fund                           0.80           0.70
UBS U.S. Equity Fund                             1.05           0.70
UBS U.S. Large Cap Growth Fund                   0.80           0.70
UBS U.S. Small Cap Growth Fund                   1.15           1.00
UBS U.S. Bond Fund                               0.60           0.50
UBS High Yield Fund                              0.95           0.60

With regard to UBS International Equity Fund, the Advisor has agreed irrevocably to waive its fees and  reimburse  certain  expenses so that the total  operating expenses  (excluding  12b-1 fees) of the Fund do not exceed the amount listed in the table below under "Total Expense Limit":

                                       3

                                                 Total
                                                 Expense        Advisory
                                                 Limit          Fee
                                                 -----------    ------------
                                                 -----------    ------------
UBS International Equity Fund                    1.00%          0.80%

The Advisor pays the Sub-Advisor a portion of the fee the Advisor receives under its investment advisory agreement with each Fund sub-advised by the Sub-Advisor.
See the SAI for further information.

The section  captioned  "Sales  Charge  Reductions  for Class A Shares (Right of
Accumulation/Cumulative  Quantity  Discount)"  on page 75 of the  Prospectus  is replaced in its entirety by the following:

Sales Charge Reductions for Class A Shares

Right of Accumulation

A purchaser of Class A shares may qualify for a reduction of the front-end sales charge on  purchases  of Class A shares by  combining  a current  purchase  with certain  other Class A, Class B and/or Class C shares of Family  Funds1  already owned.  To  determine  if you  qualify for a reduction  of the  front-end  sales charge,  the amount of your  current  purchase is added to the current net asset value of your  other  Class A,  Class B and/or  Class C shares  as well as those
Class A, Class B and/or Class C shares of your spouse and children under the age of 21.  If you are the sole  owner of a  company,  you may also add any  company accounts, including retirement plan accounts invested in Class A, Class B and/or
Class C shares of the Family Funds.  Companies with one or more retirement plans may add together the total plan assets invested in Class A, Class B and/or Class
C shares of the Family  Funds to  determine  the  front-end  sales  charge  that applies.  To  qualify  for  the  discount  on a  purchase  through  a  financial institution, when each purchase is made the investor or institution must provide
UBS Global AM with sufficient  information to verify that the purchase qualifies for the  privilege  or  discount.  The right of  accumulation  may be amended or terminated by UBS Global AM at any time as to purchases occurring thereafter.

Letter of Intent

Investors  may  also  obtain  reduced  sales  charges  for  Class A  shares  for investments of a particular amount by means of a written Letter of Intent, which expresses the  investor's  intention to invest that amount within a period of 13 months in shares of one or more Family  Funds.  Each  purchase of Class A shares under a Letter of Intent will be made at the public offering price applicable at the time of such  purchase to a single  transaction  of the total dollar  amount indicated in the Letter of Intent.  A Letter of Intent may include  purchases of
Class A, Class B and/or  Class C shares made not more than three months prior to the date that an  investor  signs a Letter of Intent  and  during  the  13-month period in which the Letter of Intent is in effect;  however, the 13-month period

--------------------------
1 Please  note any Family  Fund that is a money  market  fund will not count for purposes of the right of accumulation discount or for purposes of satisfying the terms of a Letter of Intent.

                                       4

during  which the Letter of Intent is in effect  will begin on the date on which the Letter of Intent is signed.

Investors  do not receive  credit for shares  purchased by the  reinvestment  of distributions.  Investors  qualifying  for  a  right  of  accumulation  discount
(described above) may purchase shares under a single Letter of Intent.

The Letter of Intent is not a binding  obligation  upon the investor to purchase the full amount  indicated.  The minimum  initial  investment  under a Letter of
Intent is 5% of such amount,  and must be invested  immediately.  Class A shares purchased  with the  first 5% of such  amount  may be held in  escrow  to secure payment of the higher sales charge  applicable to the shares actually  purchased if the full amount  indicated is not purchased.  When the full amount  indicated
has been  purchased,  the escrow will be  released.  If an  investor  desires to redeem  escrowed  shares before the full amount has been  purchased,  the shares will be released only if the investor pays the sales charge that, without regard to the Letter of Intent, would apply to the total investment made to date.

Letter of Intent forms may be obtained from UBS Global Asset  Management or from investment professionals. Investors should read the Letter of Intent carefully.

                                                                 Item No. ZS-184

                                       5

                                  THE UBS FUNDS

   Supplement to Statement of Additional Information dated September 30, 2002
                       (as revised as of December 6, 2002)

                                                                    July 1, 2003

Dear Investor,

The fourth,  fifth, sixth, seventh and eighth paragraphs in the section entitled
"Investment Advisory,  Principal Underwriting and Other Service Arrangements" on
page 59 of the  Statement  of  Additional  Information  ("SAI")  are deleted and replaced with the following:

Under the Agreements, the Advisor is entitled to a monthly fee of the respective
Fund's  average  daily net assets  equal to annual  rates of:  0.80% for the UBS
Global  Allocation Fund; 0.75% for the UBS Global Equity Fund; 0.75% for the UBS
Global Bond Fund;  0.70% for the UBS U.S.  Balanced Fund; 0.70% for the UBS U.S.
Equity Fund;  0.70% for the UBS U.S.  Value Equity Fund;  0.70% for the UBS U.S.
Large Cap Growth Fund;  1.00% for the UBS U.S. Small Cap Equity Fund;  1.00% for
the UBS U.S.  Small Cap Growth Fund;  0.90% for the UBS U.S.  Real Estate Equity
Fund; 0.50% for the UBS U.S. Bond Fund; 0.60% for the UBS High Yield Fund; 0.80%
for the UBS International Equity Fund; 1.10% for the UBS Emerging Markets Equity
Fund; and 0.65% for the UBS Emerging Markets Debt Fund.

Each Fund (other than UBS  International  Equity  Fund) is subject to a one-year contractual  expense  limit  at the  following  rates of the  respective  Fund's average  daily net  assets,  excluding  any 12b-1 Plan  fees:  1.10% for the UBS
Global  Allocation Fund; 1.00% for the UBS Global Equity Fund; 0.90% for the UBS
Global Bond Fund;  0.80% for the UBS U.S.  Balanced Fund; 1.05% for the UBS U.S.
Equity Fund;  0.80% for the UBS U.S.  Large Cap Growth  Fund;  1.15% for the UBS
U.S. Small Cap Growth Fund;  0.60% for the UBS U.S. Bond Fund; 0.95% for the UBS
High Yield Fund;  0.85% for the UBS U.S.  Value Equity  Fund;  1.15% for the UBS
U.S. Small Cap Equity Fund and UBS Emerging Markets Debt Fund; 1.05% for the UBS
U.S.  Real Estate  Equity Fund;  and 1.60% for the UBS Emerging  Markets  Equity
Fund. The  contractual fee waiver and/or expense  reimbursement  agreements will remain in place for the Funds' fiscal year ending June 30, 2004. Thereafter, the expense  limit for each of the  applicable  Funds will be reviewed each year, at which time the  continuation  of the  expense  limit will be  considered  by the
Advisor and the Board of Trustees.  The  contractual  fee waiver and/or  expense
reimbursement   agreements   also  provide  that  the  Advisor  is  entitled  to
reimbursement  of fees it waived and/or  expenses it reimbursed  for a period of three years following such fee waivers and expense reimbursements, provided that the  reimbursement  by a Fund of the Advisor will not cause the total  operating expense ratio to exceed the contractual  limit as then may be in effect for that
Fund.

With regard to UBS International Equity Fund, the Advisor has agreed irrevocably to waive its fees and  reimburse  certain  expenses to the extent that the total operating  expenses  (excluding  12b-1 fees) exceed 1.00% of the Fund's  average daily net assets.

The section captioned "Reduced Sales Charges, Additional Exchange and Redemption
Information and Other Services"  beginning on page 75 of the SAI is supplemented by adding the following text immediately  after the subsection  captioned "Sales
Charge Reductions and Waivers":

Additional Information Regarding Purchases Through Letter of Intent

To the extent that an investor  purchases more than the dollar amount  indicated
on the Letter of Intent and  qualifies for a further  reduced sales charge,  the sales charge will be adjusted for the entire amount  purchased at the end of the
13-month period,  upon recovery from the investor's  investment  professional of its portion of the sales charge  adjustment.  Once received from the  investment professional,  the sales charge  adjustment will be used to purchase  additional shares at the then current offering price applicable to the actual amount of the aggregate  purchases.  These additional shares will not be considered as part of the total  investment for the purpose of determining the applicable sales charge pursuant to the Letter of Intent. No sales charge adjustment will be made unless and until the investor's investment  professional returns any excess commissions previously received.

To the extent that an investor  purchases less than the dollar amount  indicated
on the Letter of Intent  within the  13-month  period,  the sales charge will be adjusted  upward  for the entire  amount  purchased  at the end of the  13-month period. This adjustment will be made by redeeming shares first from amounts held in escrow,  and then from the account to cover the additional sales charge,  the proceeds of which will be paid to the investor's investment professional and UBS
Global Asset Management, as applicable, in accordance with the prospectus.

Letters of Intent are not available for certain employee benefit plans.

                                                                 Item No. ZS-185